Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 03, 2025	Mar. 20, 2024
Share Based Payments [Line Items]
Granted options (in Shares)	1,200,000
Price per share (in Dollars per share)					$ 1.1
Granted fair value	$ 1,332
Restricted Shares [Member]
Share Based Payments [Line Items]
Authorized shares				4,679,322
Stock Option [Member]
Share Based Payments [Line Items]
Share-based compensation		$ 148	$ 333